SCHEDULE OF SEGMENT ACTIVITY OF GAAP OPERATIONS AND FINANCIAL POSITION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Rental revenue	$ 3,247,958	$ 3,589,511	$ 14,024,626	$ 15,742,091
Recovery revenue	436,086	442,918	2,446,292	2,781,722
Other operating revenue	88,756	92,755	343,790	401,462
Total revenue	3,772,800	4,125,184	16,814,708	18,925,275
Rental operating costs	1,544,441	1,612,642	6,158,052	6,256,077
Net Operating Income (NOI)	2,228,359	2,512,542	10,656,656	12,669,198
Gain on Sale - Model Home	172,096	240,899	950,434	3,426,572
Impairment of Model Homes	(75,639)	(26,943)	(339,609)	(406,374)
Adjusted NOI	2,324,816	2,726,498	11,267,481	15,689,396
Operating Segments [Member] | Retail Properties [Member]
Segment Reporting [Line Items]
Rental revenue	93,574	206,439	487,161	1,595,464
Recovery revenue		56,439	56,439	463,158
Other operating revenue		400	400	62,041
Total revenue	93,574	263,278	544,000	2,120,663
Rental operating costs	4,832	100,568	115,047	608,667
Net Operating Income (NOI)	88,742	162,710	428,953	1,511,996
Gain on Sale - Model Home
Impairment of Model Homes
Adjusted NOI	88,742	162,710	428,953	1,511,996
Operating Segments [Member] | Office Industrial Properties [Member]
Segment Reporting [Line Items]
Rental revenue	2,234,494	2,467,551	9,585,303	9,778,458
Recovery revenue	436,086	386,479	2,389,853	2,318,564
Other operating revenue	82,800	62,362	257,414	241,530
Total revenue	2,753,380	2,916,392	12,232,570	12,338,552
Rental operating costs	1,630,837	1,618,365	6,423,862	6,136,564
Net Operating Income (NOI)	1,122,543	1,298,027	5,808,708	6,201,988
Gain on Sale - Model Home
Impairment of Model Homes
Adjusted NOI	1,122,543	1,298,027	5,808,708	6,201,988
Operating Segments [Member] | Model Home Properties [Member]
Segment Reporting [Line Items]
Rental revenue	919,890	915,521	3,952,162	4,368,169
Recovery revenue
Other operating revenue	5,534	(1,754)	5,776	68,084
Total revenue	925,424	913,767	3,957,938	4,436,253
Rental operating costs	48,877	48,157	212,817	171,621
Net Operating Income (NOI)	876,547	865,610	3,745,121	4,264,632
Gain on Sale - Model Home	172,096	240,899	950,434	3,426,572
Impairment of Model Homes	(75,639)	(26,943)	(339,609)	(406,374)
Adjusted NOI	973,004	1,079,566	4,355,946	7,284,830
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Segment Reporting [Line Items]
Rental revenue
Recovery revenue
Other operating revenue	422	31,747	80,200	29,807
Total revenue	422	31,747	80,200	29,807
Rental operating costs	(140,105)	(154,448)	(593,674)	(660,775)
Net Operating Income (NOI)	140,527	186,195	673,874	690,582
Gain on Sale - Model Home
Impairment of Model Homes
Adjusted NOI	$ 140,527	$ 186,195	$ 673,874	$ 690,582